Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
1% increase in the Discount Rate (Gain)	$ 2,389,048	$ 2,495,883
Percentage of reasonably possible increase in actuarial assumption	1.00%
1% decrease in the Discount Rate (Loss)	$ (2,725,833)	$ (2,862,682)
Percentage of reasonably possible decrease in actuarial assumption	1.00%